Business Combinations and Asset Acquisitions (Details) - USD ($)			6 Months Ended	12 Months Ended
	Jul. 05, 2025	May 15, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Combinations and Asset Acquisitions [Line Items]
Goodwill
Impairment goodwill				196,174
Revenue			$ 141,540	7,403,835	4,572,290	5,733,976
Net income				$ (4,769,726)	$ 111,603	$ 491,401
GKI and Carlico [Member]
Business Combinations and Asset Acquisitions [Line Items]
Percentage of acquisition		100.00%	35.00%	35.00%
Purchase price		$ 3,000,000
Acquisition of RBSB [Member]
Business Combinations and Asset Acquisitions [Line Items]
Percentage of acquisition	70.00%
Cash consideration	$ 150,000
Goodwill			$ 196,174	$ 196,174
Acquisition of RBSB [Member] | Mr. Lew [Member]
Business Combinations and Asset Acquisitions [Line Items]
Percentage of acquisition	27.00%
Cash consideration	$ 40,500
Acquisition of RBSB [Member] | Nonrelated Party [Member]
Business Combinations and Asset Acquisitions [Line Items]
Cash consideration	$ 109,500
RBSB [Member]
Business Combinations and Asset Acquisitions [Line Items]
Percentage of non-controlling interest			30.00%	30.00%
Net income			$ 65,277